SHARE-BASED COMPENSATION PLAN	6 Months Ended
Jun. 30, 2020
SHARE-BASED COMPENSATION PLAN
SHARE-BASED COMPENSATION PLAN

22.SHARE-BASED COMPENSATION PLAN

For the six-month period ended June 30, 2020, the Company had 3 (three) share-based, long-term compensation plans, (i) Phantom stock option plan (“PS”) and (ii) Share Appreciation Rights (“SAR”), both settled in local currency and (iii) common stock options, settled in shares.

The characteristics and measurement method of such each plan were disclosed in the annual financial statements for the year ended December 31, 2019 and have not been changed during this period.

As a result of disclosed in note 1.2.1., which deals with the effects arising from COVID19, the Company reassessed the main assumptions used in the measurement share-based compensation plans disclosed in the financial statements of December 31, 2019 and concluded that there were no significant changes in the assumptions compared to the six-month period ended June 30, 2020.

22.1            Long term compensation plans (“PS and SAR”)

The rollforward is set forth below:

	June 30,	December 31,
	2020	2019
Number of shares in the beginning balance	5,996,437	5,045,357
Granted during of the period	869,251	2,413,038
Exercised (1)	(755,707)	(827,065)
Exercised due to resignation (1)	(13,211)	(106,983)
Abandoned / prescribed due to resignation	(123,457)	(527,910)
Number of shares in the ending balance	5,973,313	5,996,437
1)

The average price for share options exercised and exercised due to termination of employment, for the six-month period ended June 30, 2020 was R$38.48 (thirty-eight Brazilian Reais and forty-eight cents) (R$31.75 (thirty-one Brazilian Reais and seventy-five cents) as of December 31, 2019).

22.2            Common stock option plan

The position is set forth below:

		Deadline for the
		options to become	Price on		Shares	Restricted year for
Program	Date of grant	exercisable	grant date		Granted	transfer of shares
Program 4	01/02/2018	01/02/2019	R$	39.10	130,435	01/02/2022

22.3            Balances and result

The amounts corresponding to the services received and recognized in the unaudited consolidated interim financial information are set forth below:

	Liabilities and equity		Income Statement
	June 30,	December 31,	June 30,	June 30,
	2020	2019	2020	2019
Non-current liabilities
Provision for phantom stock plan	151,365	136,505	(49,143)	(27,529)
Shareholders' equity
Stock option granted	7,459	5,979	(1,480)	(2,638)
Total general and administrative expenses from share-based transactions			(50,623)	(30,167)